FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	9 Months Ended
Sep. 30, 2014
Financial Instruments And Risk Management [Abstract]
Financial Instruments and Risk Management

Note 9 – Derivative instruments and hedging activities:

Derivative instrument disclosure

The following table summarizes the notional amounts for hedged items, when transactions are designated as hedge accounting:

	September 30,	December 31,
	2014	2013
	U.S. $ in millions

Interest rate swap - fair value hedge *	$2,250	$2,500

Cross currency swap - cash flow hedge	1,875	1,875

Forecasted transactions - cash flow hedge	320	300

The following table summarizes the classification and fair values of derivative instruments:
		Fair value
	Reported under	September 30, 2014	December 31, 2013

		U.S. $ in millions
Asset derivatives - interest rate swap - fair value hedge designated as hedging instruments	Other current assets	$-	$2

Liability derivatives - interest rate swap - fair value hedge designated as hedging instruments *	Senior notes and loans	(102)	(233)

Liability derivatives - cross currency swap - cash flow hedge designated as hedging instruments	Senior notes and loans	(65)	(203)

Liability derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current liabilities	(39)	(17)
Asset derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current assets	55	28

* During October 2014, Teva terminated an interest rate swap agreement, designated as a fair value hedge, with respect to $500 million notional amount. As of September 30, 2014, the fair value of the interest rate swap transaction was $30 million.

Derivatives on foreign exchange contracts mainly hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, losses of $5 million and gains of $48 million were recognized under financial expenses-net for the nine months ended September 30, 2014 and 2013, respectively, and gains of $34 million and $7 million were recognized under financial expenses-net for the three months ended September 30, 2014 and 2013, respectively. Such gains offset the revaluation of the balance sheet items also recorded under financial expenses-net.

With respect to the interest rate and cross-currency swap agreements, gains of $32 million and $26 million were recognized under financial expenses-net for the nine months ended September 30, 2014 and 2013, respectively, and gains of $11 million and $7 million were recognized under financial expenses-net for the three months ended September 30, 2014 and 2013, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.